CONSIDERATION PAYABLE TO WEBANK	12 Months Ended
Mar. 31, 2024
Consideration Payable To Webank
CONSIDERATION PAYABLE TO WEBANK

10. CONSIDERATION PAYABLE TO WEBANK

	March 31, 2023	March 31, 2024
	RMB	RMB

Consideration payable to WeBank in total (i)	114,446	78,207
Less: current portion (recorded in “other payables and other current liabilities” (Note 9)	(55,887)	(78,207)
	58,559	-

(i)	In 2020, the Group entered into agreements with WeBank in order to settle the Group’s remaining guarantee liabilities with regards to its historically-facilitated loans. Pursuant to the agreements, the Company will pay an aggregate amount of RMB372.0 million to WeBank from 2020 to 2025 as a guarantee settlement with a maximum annual settlement amount of no more than RMB84.0 million. Upon the signing of the 2020 July Agreement, the Group was no longer subject to guarantee obligations in relation to its historically facilitated loans for WeBank under the condition that the Group made the instalments based on the agreed-upon schedule in agreements.

Subsequently on June 21, 2021, the Company entered into another supplemental agreement with WeBank and under this supplemental agreement a total of RMB48.0 million instalment payments was waived immediately upon the effectiveness of this supplemental agreement. The effectiveness of this supplemental agreement was conditioned on the closing of the first tranche of financing with NIO Capital and Joy Capital. The first tranche of financing closed on July 12, 2021 and therefore this supplemental agreement became effective on July 12, 2021, and related waived payment, total amount of RMB73.7 million, was recorded in “other operating income” for the year ended March 31, 2022.

On June 28, 2023, the Company entered into supplemental agreement with WeBank to extend the repayment of RMB30.0 million due on June 30, 2023. Under the new terms, the repayment will be divided into monthly instalments of to RMB5.0 million each month from June 2023 to November 2023.

On December 31, 2023, the Company entered into another supplemental agreement with WeBank to extend the repayment of RMB30.0 million due on December 31, 2023. Under the new terms, the repayment will be divided into monthly instalments of RMB2.5 million for each month from December 2023 to November 2024.

On June 21, 2024, the Company entered into another supplemental agreement with WeBank which revised and extended the repayment schedule of RMB30.0 million each due on June 30, 2024 and December 31, 2024 respectively to the monthly repayments of RMB2.5 million for each month from December 2024 to November 2026.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)